Licensing Agreement (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Number of shares issued during period, values				$ 46,500	$ 10,000	$ 10,000
Novo MedSpa Addison Corp [Member]
Number of shares issued during period, shares	250,000
Shares issued, price per share	$ 0.10
Number of shares issued during period, values	$ 25,000
Novo MedSpa Addison Corp [Member] | Exclusive License [Member]
One time cash payment	$ 40,000		$ 30,000
Impairment of license		$ 95,000